General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
General and Administrative Expenses
Employee costs	$ 5,123	$ 4,677	$ 10,422	$ 11,628
Share-based compensation	1,120	1,329	2,321	2,515
Other expenses	4,929	4,346	8,806	8,222
Total	$ 11,172	$ 10,352	$ 21,549	$ 22,365